EQUITY TRANSACTIONS - Summary of the Northsight option plan (Details) (USD $)	Dec. 31, 2010	Jan. 01, 2010	Jan. 01, 2009
Accounting Policies [Abstract]
Shares outstanding	200,000	20,000	582,777
Shares outstanding, weighted average exercise price	$ 0.50	$ 0.50	$ 0.50
Shares granted		200,000
Shares granted, weighted average exercise price		$ 0.50
Shares cancelled		(20,000)	(562,777)
Shares cancelled, weighted average exercise price		$ 0.50	$ 0.50
Shares expired
Shares expired, weighted average exercise price
Shares exercised
Shares exercised, weighted average exercise price
Options exercisable	200,000
Options exercisable, weighted average exercise price	$ 0.50